Share-Based Compensation - Summary of Dean Foods Stock Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average contractual life
Options outstanding		0 years
Options vested and expected to vest		0 years
Options exercisable		0 years	4 years 6 months 26 days
Aggregate intrinsic value
Options outstanding	$ 164,361,965	$ 69,675,057
Options vested and expected to vest	163,254,278	68,957,640
Options exercisable	108,324,444	34,626,681	0
Options outstanding, beginning balance	11,120,585	2,445,327
Granted	1,209,850	1,254,273
Forfeited and cancelled	(480,187) [1]	(112,550)
Exercised	(392,112)	(775,322)
Converted to WhiteWave stock options at Distribution		(8,308,857)
Options outstanding, ending balance	11,458,136	11,120,585	2,445,327
Options vested and expected to vest	11,355,840	11,025,166
Options exercisable, ending balance	7,388,163	6,979,943	0
Dean Foods Net Investment [Member]
Weighted average exercise price
Options outstanding, beginning balance		$ 18.45
Granted		$ 0.00
Forfeited and cancelled		$ 18.09
Exercised		$ 13.04
Transferred		$ 21.38
Converted to WhiteWave stock options at Distribution		$ 18.98
Options outstanding, ending balance		$ 0.00
Options vested and expected to vest		$ 0.00
Options exercisable, ending balance		$ 0.00	$ 21.68
Aggregate intrinsic value
Options outstanding		0.00
Options vested and expected to vest		0.00
Options exercisable		$ 0.00	$ 3,133,148
Options outstanding, beginning balance		6,845,250
Forfeited and cancelled		(227,424)
Exercised		(111,031)
Transferred		1,135,399
Converted to WhiteWave stock options at Distribution		(7,642,194)
Options vested and expected to vest		0
Options exercisable, ending balance		0	4,637,867

[1]	Pursuant to the terms of the 2012 SIP, options that are cancelled or forfeited may be available for future grants.